FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets:
Available-for-sale securities	$ 25,357,321	$ 22,287,072
Total fixed maturity securities	27,983,446	24,676,939
Equity securities	335,232	359,412
Other long-term investments	48,245	35,667
Short-term investments	101,489	352,824
Assets related to separate accounts
Variable annuity	6,741,959	5,170,193
Variable universal life	502,617	534,219
Liabilities:
Other liabilities	455,710	243,511
Fixed maturities
Assets:
Available-for-sale securities	25,023,481	21,700,988
Residential mortgage-backed securities
Assets:
Available-for-sale securities	2,342,130	2,489,126
Commercial mortgage-backed securities
Assets:
Available-for-sale securities	551,559	175,026
Other asset-backed securities
Assets:
Available-for-sale securities	913,029	907,391
States, municipals, and political subdivisions
Assets:
Available-for-sale securities	1,327,782	969,611
Other government-related securities
Assets:
Available-for-sale securities	93,017	201,207
Corporate bonds
Assets:
Available-for-sale securities	18,580,285	15,791,032
Measured at fair value on a recurring basis | Level 1
Assets:
Total fixed maturity securities	1,220,311	1,452,891
Equity securities	243,336	271,483
Other long-term investments	27,757	6,794
Short-term investments	101,489	344,796
Total investments	1,592,893	2,075,964
Cash	267,298	267,298
Other assets	6,960	6,222
Assets related to separate accounts
Variable annuity	6,741,959	6,741,959
Variable universal life	502,617	502,617
Total assets	9,111,727	9,594,060
Liabilities:
Other liabilities	2,727	23,995
Total liabilities	2,727	23,995
Measured at fair value on a recurring basis | Level 1 | Fixed maturities
Assets:
Available-for-sale securities	664,710	1,069,468
Trading securities	555,601	383,423
Measured at fair value on a recurring basis | Level 1 | U.S. government-related securities.
Assets:
Available-for-sale securities	664,506	1,054,375
Trading securities	555,601	383,423
Measured at fair value on a recurring basis | Level 1 | Other government-related securities
Assets:
Available-for-sale securities		14,993
Measured at fair value on a recurring basis | Level 1 | Corporate bonds
Assets:
Available-for-sale securities	204	100
Measured at fair value on a recurring basis | Level 2
Assets:
Total fixed maturity securities	25,985,302	22,419,412
Equity securities	11,310	10,831
Other long-term investments	7,785	3,808
Short-term investments		8,028
Total investments	26,004,397	22,442,079
Assets related to separate accounts
Total assets	26,004,397	22,442,079
Liabilities:
Other liabilities	15,370	28,987
Total liabilities	15,370	28,987
Measured at fair value on a recurring basis | Level 2 | Fixed maturities
Assets:
Available-for-sale securities	23,609,281	19,890,251
Trading securities	2,376,021	2,529,161
Measured at fair value on a recurring basis | Level 2 | Residential mortgage-backed securities
Assets:
Available-for-sale securities	2,342,123	2,489,106
Trading securities	313,963	426,015
Measured at fair value on a recurring basis | Level 2 | Commercial mortgage-backed securities
Assets:
Available-for-sale securities	551,559	155,125
Trading securities	190,247	137,606
Measured at fair value on a recurring basis | Level 2 | Other asset-backed securities
Assets:
Available-for-sale securities	298,216	266,262
Trading securities	29,585	24,415
Measured at fair value on a recurring basis | Level 2 | U.S. government-related securities.
Assets:
Available-for-sale securities	536,173	98,111
Trading securities	255	3,008
Measured at fair value on a recurring basis | Level 2 | States, municipals, and political subdivisions
Assets:
Available-for-sale securities	1,327,713	969,533
Trading securities	229,032	168,900
Measured at fair value on a recurring basis | Level 2 | Other government-related securities
Assets:
Available-for-sale securities	93,017	186,214
Trading securities	44,845	126,553
Measured at fair value on a recurring basis | Level 2 | Corporate bonds
Assets:
Available-for-sale securities	18,460,480	15,725,900
Trading securities	1,568,094	1,642,664
Measured at fair value on a recurring basis | Level 3
Assets:
Total fixed maturity securities	777,833	804,636
Equity securities	80,586	77,098
Other long-term investments	12,703	25,065
Total investments	871,122	906,799
Assets related to separate accounts
Total assets	871,122	906,799
Liabilities:
Annuity account balances.	136,462	143,264
Other liabilities	437,613	190,529
Total liabilities	574,075	333,793
Measured at fair value on a recurring basis | Level 3 | Fixed maturities
Assets:
Available-for-sale securities	749,490	741,269
Trading securities	28,343	63,367
Measured at fair value on a recurring basis | Level 3 | Residential mortgage-backed securities
Assets:
Available-for-sale securities	7	20
Measured at fair value on a recurring basis | Level 3 | Commercial mortgage-backed securities
Assets:
Available-for-sale securities		19,901
Measured at fair value on a recurring basis | Level 3 | Other asset-backed securities
Assets:
Available-for-sale securities	614,813	641,129
Trading securities	28,343	59,925
Measured at fair value on a recurring basis | Level 3 | U.S. government-related securities.
Assets:
Available-for-sale securities	15,000	15,109
Trading securities		3,442
Measured at fair value on a recurring basis | Level 3 | States, municipals, and political subdivisions
Assets:
Available-for-sale securities	69	78
Measured at fair value on a recurring basis | Level 3 | Corporate bonds
Assets:
Available-for-sale securities	119,601	65,032
Measured at fair value on a recurring basis | Fair Values
Assets:
Total fixed maturity securities	27,983,446	24,676,939
Equity securities	335,232	359,412
Other long-term investments	48,245	35,667
Short-term investments	101,489	352,824
Total investments	28,468,412	25,424,842
Cash	267,298	267,298
Other assets	6,960	6,222
Assets related to separate accounts
Variable annuity	6,741,959	6,741,959
Variable universal life	502,617	502,617
Total assets	35,987,246	32,942,938
Liabilities:
Annuity account balances.	136,462	143,264
Other liabilities	455,710	243,511
Total liabilities	592,172	386,775
Measured at fair value on a recurring basis | Fair Values | Fixed maturities
Assets:
Available-for-sale securities	25,023,481	21,700,988
Trading securities	2,959,965	2,975,951
Measured at fair value on a recurring basis | Fair Values | Residential mortgage-backed securities
Assets:
Available-for-sale securities	2,342,130	2,489,126
Trading securities	313,963	426,015
Measured at fair value on a recurring basis | Fair Values | Commercial mortgage-backed securities
Assets:
Available-for-sale securities	551,559	175,026
Trading securities	190,247	137,606
Measured at fair value on a recurring basis | Fair Values | Other asset-backed securities
Assets:
Available-for-sale securities	913,029	907,391
Trading securities	57,928	84,340
Measured at fair value on a recurring basis | Fair Values | U.S. government-related securities.
Assets:
Available-for-sale securities	1,215,679	1,167,595
Trading securities	555,856	389,873
Measured at fair value on a recurring basis | Fair Values | States, municipals, and political subdivisions
Assets:
Available-for-sale securities	1,327,782	969,611
Trading securities	229,032	168,900
Measured at fair value on a recurring basis | Fair Values | Other government-related securities
Assets:
Available-for-sale securities	93,017	201,207
Trading securities	44,845	126,553
Measured at fair value on a recurring basis | Fair Values | Corporate bonds
Assets:
Available-for-sale securities	18,580,285	15,791,032
Trading securities	$ 1,568,094	$ 1,642,664